Payables and Accrued Expenses (Detail)	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2011 Assets, Total USD ($)	Dec. 31, 2011 Assets, Total CNY	Dec. 31, 2010 Assets, Total CNY	Dec. 31, 2011 Stock Option USD ($)		Dec. 31, 2011 Stock Option CNY		Dec. 31, 2010 Stock Option CNY
Accounts Payable and Accrued Liabilities [Line Items]
Payroll and welfare payables	$ 8,591,364	54,073,187	53,966,217
Business tax, related surcharges and other taxes	6,974,996	43,899,929	35,985,994
Other payables				1,215,989	7,653,313	2,488,295	1,867,464	[1]	11,753,633	[1]	4,675,495	[1]
Accrued expenses	8,246,941	51,905,425	27,384,398
Customer deposit			8,000,000
Professional fee accruals			7,627,340
Others	369,470	2,325,398	4,308,283
Total	$ 27,266,224	171,610,885	144,436,022

[1]	Starting from 2008, the Company used a broker to facilitate the cashless exercise of share options by employees which results in the Group receiving stock options proceeds from the broker and a related pass through proceeds amount due to employees, which is recorded within other payables.